Revenue from Contracts with Customers: Construction services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contracts with Customers:
Compulsory works		$ 28,056
Construction services (Note 3.1.3)	$ 3,657,086	$ 1,236,193	$ 935,774